Equity Investments in Subsidiaries, Associates and Joint Ventures - Summary of Regarding Grupo Financiero Galicia's Associates (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Assets	$ 20,593,625,497	$ 21,142,164,324
Liabilities	16,527,246,046	17,320,427,795
Shareholders’ Equity	4,066,379,451	3,821,736,529	$ 3,723,024,486	$ 3,365,337,046
Net Income for the Year	679,669,718	$ 304,906,199	$ 380,219,835
Play Digital S.A.
Disclosure of subsidiaries [line items]
Assets	32,768,026
Liabilities	12,652,331
Shareholders’ Equity	20,115,695
Net Income for the Year	$ (15,760,487)